Other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other financial liabilities
Schedule of amounts shown in the condensed consolidated balance sheets are analyzed

	June 30,	December 31,
Debt instruments	2026	2025
Other financial liabilities	256,640	278,724
Total	$256,640	$278,724
Less deferred financing fees	(1,415)	(1,651)
Total other financial liabilities, net of deferred financing fees	$255,225	$277,073
Less current portion, net of deferred financing fees	$(43,745)	$(43,710)
Other financial liabilities, net of current portion and deferred financing fees	$211,480	$233,363

Schedule of annual principal payments

12-month period ending June 30,	Amount
2027	$44,167
2028	44,167
2029	83,752
2030	12,499
2031	12,499
2032 and thereafter	59,556
Total long-term other financial liabilities	$256,640